Life Insurance Operations (Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Net Investment Income [Line Items]
Reinsurance benefits	¥ 850	¥ 862	¥ 1,870	¥ 1,497
Reinsurance premiums	¥ (1,813)	¥ (2,534)	¥ (3,763)	¥ (5,098)